CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	HKD 1,298,493	HKD 1,207,811	HKD 1,167,115
Cost of revenues	(966,539)	(905,280)	(899,400)
Gross profit	331,954	302,531	267,715
Operating expenses, net
Selling, general and administrative expenses	(173,238)	(152,912)	(166,969)
Other income	6,594	7,737	2,508
Write-off of property, plant and equipment	(7,134)	(442)	(14,920)
(Loss)/gain on disposal of property, plant and equipment	3,494	5,420	(2,836)
Gain on disposal of subsidiary	0	29,125	0
Total operating expenses, net	(170,284)	(111,072)	(182,217)
Income from operations	161,670	191,459	85,498
Interest income	1,339	1,530	276
Interest expense	(1,428)	(1,688)	(1,160)
Income before income tax expense	161,581	191,301	84,614
Income tax expense (note 9)	(30,246)	(23,480)	(3,734)
Net income	131,335	167,821	80,880
Other comprehensive income
Foreign currency translation adjustment	(2,538)	(7,764)	3,377
Comprehensive income attributable to Plastec Technologies, Ltd.	HKD 128,797	HKD 160,057	HKD 84,257
Net income per share (note 10):
Weighted average number of ordinary shares (in shares)	12,938,128	12,938,128	13,503,623
Weighted average number of diluted ordinary shares (in shares)	12,938,128	12,938,128	13,503,623
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	HKD 10.2	HKD 13.0	HKD 6.0
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	HKD 10.2	HKD 13.0	HKD 6.0